International Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenue	$ 15,608	[1]	$ 14,968	[2],[3]	$ 14,534	[2],[4]
Assets	385,303	[5]	374,516	[5]
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	2,300		2,300		2,300
Assets	$ 46,200		$ 36,400		$ 40,000
Percentage of revenue (percent)	15.00%		15.00%		16.00%
Percentage of asset (percent)	12.00%		10.00%		11.00%

[1]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $163 million, net of noncontrolling interests of $84 million, for a net impact of $79 million. Income before taxes is net of noncontrolling interests of $84 million.
[2]	Consolidated results and Other segment results have been restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $183 million, net of noncontrolling interests of $80 million, for a net impact of $103 million. Income before taxes is net of noncontrolling interests of $80 million.
[4]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes is net of noncontrolling interests of $76 million.
[5]	Prior year balances were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.